Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Asbestos liability	$ 452.7	$ 444.5
Other provisions and accruals	56.5	49.0
Net operating loss carryforwards	18.9	11.0
Foreign tax credit carryforwards	123.9	130.2
Capital loss carryforwards	34.5	34.5
Total deferred tax assets	686.5	669.2
Valuation allowance	(165.1)	(172.3)
Total deferred tax assets, net of valuation allowance	521.4	496.9
Deferred tax liabilities:
Depreciable and amortisable assets	(110.8)	(117.3)
Other	(7.8)	(8.6)
Total deferred tax liabilities	(118.6)	(125.9)
Net deferred tax assets	$ 402.8	$ 371.0